Vessels, net Vessel Rollforward (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Movement in Property, Plant and Equipment [Roll Forward]
Transfer from vessel under construction to and other additions	$ 203,367
Vessel depreciation	35,670	$ 25,977
Transferred from vessels to held for sale	(61,471)
Property, Plant and Equipment, Net	$ 1,340,307		$ 1,234,081